Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Other (Income) Expense

	For the year ended December 31

	2017	2016

	$	$

Loss on sale of property and equipment	0.2	1.5
Realized gain on available-for-sale equity securities	(9.6)	-
Other	(0.6)	(1.3)

Total other (income) expense	(10.0)	0.2